Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
(4)	Income Taxes

The Company is subject to income tax in Australia and is required to pay taxes on its Australian profits. As provided under the Australian income tax laws, the Company and its wholly owned resident subsidiary have formed a tax-consolidated group. Universal Biosensors, Inc. is required to lodge U.S. federal income tax returns. It currently is in a tax loss situation.

A reconciliation of the (benefit)/provision for income taxes with the amount computed by applying the Australian statutory company tax rate of 30% to the profit/(loss) before income taxes is as follows:

	Years ended December 31,
	2013		2012		2011
	A$	%	A$	%	A$	%
Profit/(loss) before income taxes	(11,633,807)		(9,131,222)		(14,692,117)
Computed by applying income tax rate of home jurisdiction	(3,490,142)	30	(2,739,367)	30	(4,407,635)	30
Research & development incentive	3,613,149	(31)	(1,268,040)	14	(635,470)	4
Disallowed expenses/(income):
Share based payment	177,280	(2)	279,278	(3)	676,753	(4)
Other	6,697	0	8,425	0	8,849	0
Change in valuation allowance	(306,984)	3	3,719,704	(41)	4,357,503	(30)

Income tax expense/(benefit)	0	0	0	0	0	0

Significant component of the Company’s deferred tax assets are shown below:

	As of December 31,
	2013 A$	2012 A$
Deferred tax assets:
Operating loss carry forwards	18,788,802	19,422,875
Unamortized capital raising cost	115,185	40,394
Depreciation and amortization	1,294,282	617,643
Asset retirement obligations	764,978	705,439
Employee entitlements	394,181	362,699
Other	2,055,885	888,960

Total deferred tax assets	23,413,313	22,038,010
Valuation allowance for deferred tax assets	(23,413,313)	(22,038,010)

Net deferred tax asset	0	0

Significant components of deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is not more likely than not.

At December 31, 2013 the Company has A$62,629,339 (A$65,354,177 at December 31, 2012) of accumulated tax losses available for carry forward against future earnings, which under Australian tax laws do not expire but may not be available under certain circumstances.